Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fixed Production Overhead To Cost Of Sales	$ 2,757	$ 3,232	$ 2,154
Inventory Write-down	$ 1,231	$ 6,377	$ 1,820